RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES	12 Months Ended
Apr. 30, 2026
Right-of-use Assets And Operating Lease Liabilities
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
7.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

(a)	Right of use assets

The carrying amount of the Company’s right of use assets and the movement during the year are as follows:

	2026	2025	2024
As of May 1	$47,184	$-	$-
Addition	30,338	53,925	-
Derecognition upon disposal of Barentsz HK	(44,937)
Amortization expenses(1)	(19,561)	(6,741)	-
As of April 30	$13,024	$47,184	$-

(1)	The right of use assets was amortized over the lease term, i.e. 2 years.

(b)	Lease liability

	2026	2025	2024
As of May 1	$45,325	$-	$-
Addition	30,338	53,925	-
Interest	1,147	887	-
Derecognition upon disposal of Barentsz HK	(43,350)	-	-
Repayment	(20,436)	(9,487)	-
As of April 30	$13,024	$45,325	$-

(c)	The following table summarizes the maturity of operating lease liabilities

	2026	2025	2024
Lease payments within a period of more than one year but not more than two years	$-	$18,974	$-
Lease payments within one year	13,282	28,462	-
Less: Interest:	(258)	(2,111)	-
As of April 30	$13,024	$45,325	$-

(d)	Other supplemental information about the Company’s operating lease as of April 30,

	April 30,
	2026	2025	2024
Weighted average discount rate	5.25%	5.25%	-
Weighted average remaining lease term (years)	0.67	1.67	-

During the years ended April 30, 2026 and 2025, the Company incurred lease expense of US$20,510 and HK$74,000 (approximately US$9,487), respectively (during the year ended April 30, 2024: $nil).

The remaining contractual maturities of the Company’s operating lease liabilities as of April 30, 2026 are within one year.